State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
March 31, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.5%
ASSET BACKED COMMERCIAL PAPER — 6.4%
Aquitaine Funding Co. LLC 3.75%, 8/10/2026 (a)	$2,000,000	$1,970,931
Brigantine Funding Co. LLC 3.83%, 5/22/2026 (a)	2,500,000	2,486,001
Brigantine Funding Co. LLC 4.00%, 4/24/2026 (a)	2,500,000	2,493,661
Concord Minutemen Capital Co. LLC 3.82%, 7/24/2026 (a)	1,750,000	1,727,900
Hqla Funding LLC 4.06%, 8/17/2026 (a)	1,111,000	1,093,814
Ionic Funding LLC 3.78%, 4/20/2026	2,500,000	2,494,632
Lexington Parker Capital Co. LLC 3.83%, 5/13/2026 (a)	2,500,000	2,488,405
		14,755,344
CERTIFICATES OF DEPOSIT — 21.7%
Bank of Nova Scotia SOFR + 0.24%, 3.87%, 11/9/2026 (b)	2,000,000	1,998,569
Barclays Bank PLC 4.00%, 6/25/2026	2,500,000	2,500,205
Barclays Bank PLC 4.05%, 5/19/2026	5,000,000	5,001,295
Credit Industriel et Commercial 4.17%, 5/15/2026	7,500,000	7,502,756
Mizuho Bank Ltd. SOFR + 0.20%, 3.83%, 8/24/2026 (b)	2,500,000	2,499,073
MUFG Bank Ltd. SOFR + 0.20%, 3.83%, 8/12/2026 (b)	2,000,000	1,999,270
MUFG Bank Ltd. SOFR + 0.20%, 3.83%, 8/25/2026 (b)	2,000,000	1,998,905
Nordea Bank Abp SOFR + 0.27%, 3.90%, 4/10/2026 (b)	10,000,000	10,000,533
Norinchukin Bank 3.68%, 4/6/2026	2,000,000	1,999,992
Norinchukin Bank 3.80%, 5/14/2026	3,000,000	2,999,938
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.21%, 3.84%, 4/2/2026 (b)	2,350,000	2,350,023
Svenska Handelsbanken AB SOFR + 0.31%, 3.94%, 5/15/2026 (b)	2,250,000	2,250,582
Svenska Handelsbanken AB SOFR + 0.34%, 3.97%, 12/8/2026 (b)	4,000,000	3,999,498
Toronto-Dominion Bank 4.08%, 9/25/2026	2,500,000	2,501,010
Wells Fargo Bank NA 3.75%, 12/3/2026	500,000	499,133
		50,100,782
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER — 22.5%
Australia & New Zealand Banking Group Ltd. 3.68%, 8/13/2026 (a)	$2,000,000	$1,971,275
Bank of Montreal 3.77%, 4/27/2026	1,000,000	997,221
Bank of New York Mellon SOFR + 0.26%, 3.89%, 4/7/2026 (b)	7,500,000	7,500,253
Caisse d'Amortissement de la Dette Sociale 3.69%, 5/11/2026 (a)	2,000,000	1,991,470
Commonwealth Bank of Australia SOFR + 0.31%, 3.94%, 5/11/2026 (a),(b)	2,250,000	2,250,543
DBS Bank Ltd. 3.86%, 4/27/2026 (a)	2,500,000	2,492,984
DNB Bank ASA 4.11%, 7/7/2026 (a)	10,000,000	9,897,138
Lloyds Bank PLC SOFR + 0.27%, 3.90%, 4/13/2026 (a),(b)	10,000,000	10,000,544
National Australia Bank Ltd. SOFR + 0.33%, 3.96%, 12/18/2026 (a),(b)	2,500,000	2,499,455
National Bank of Canada SOFR + 0.24%, 3.87%, 11/12/2026 (a),(b)	2,000,000	1,999,682
National Bank of Canada 4.06%, 5/27/2026 (a)	5,000,000	4,970,011
Skandinaviska Enskilda Banken AB SOFR + 0.35%, 3.98%, 5/8/2026 (a),(b)	1,750,000	1,750,430
Swedbank AB SOFR + 0.24%, 3.87%, 11/9/2026 (b)	2,500,000	2,498,864
Westpac Banking Corp. SOFR + 0.27%, 3.90%, 2/22/2027 (a),(b)	1,000,000	999,201
		51,819,071
OTHER NOTES — 5.6%
Abu Dhabi Islamic Bank PJSC 3.62%, 4/1/2026	2,075,000	2,075,000
Canadian Imperial Bank of Commerce 3.63%, 4/1/2026	5,000,000	5,000,000
Royal Bank of Canada 3.70%, 4/1/2026	5,000,000	5,000,000
Toyota Motor Credit Corp. SOFR + 0.30%, 3.93%, 2/12/2027 (b)	750,000	749,284
		12,824,284
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 4.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by U.S. Government Obligations, 1.000% – 6.000% due 02/01/2033 – 06/25/2055, valued at $5,397,709); expected proceeds $5,000,510 3.67%, 4/1/2026	5,000,000	5,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by U.S. Government Obligations, 1.538% – 6.500% due 07/01/2029 – 04/01/2056, valued at $5,121,169); expected proceeds $5,000,510 3.67%, 4/1/2026	$5,000,000	$5,000,000
		10,000,000
TREASURY REPURCHASE AGREEMENTS — 29.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by U.S. Treasury Notes, 3.625% – 3.875% due 06/15/2028 – 09/30/2031, valued at $18,397,786); expected proceeds $18,038,834 3.66%, 4/1/2026	18,037,000	18,037,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2027, valued at $45,900,000); expected proceeds $45,004,575 3.66%, 4/1/2026	45,000,000	45,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.250% due 07/15/2026 – 07/15/2029, valued at $5,100,586); expected proceeds $5,000,508 3.66%, 4/1/2026	5,000,000	5,000,000
		68,037,000
OTHER REPURCHASE AGREEMENTS — 8.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/06/2026 (collateralized by various Common Stocks and a Corporate Bond, 5.450% due 05/21/2028, valued at $5,400,001); expected proceeds $5,067,030 4.09%, 7/2/2026 (c)	5,000,000	5,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/06/2026 (collateralized by various Common Stocks and various Corporate Bonds, 5.500% – 9.250% due 05/01/2028 – 05/28/2033, valued at $1,620,079); expected proceeds $1,509,975 3.99%, 5/5/2026 (c)	1,500,000	1,500,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/06/2026 (collateralized by various Corporate Bonds, 1.900% – 6.950% due 04/01/2026 – 03/10/2055 and U.S. Government Obligations, 0.000% – 4.500% due 06/20/2053 – 12/01/2055, valued at $2,130,752); expected proceeds $2,012,933 3.88%, 5/5/2026 (c)	2,000,000	2,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/27/2026 (collateralized by various Common Stocks and a Corporate Bond, 7.000% due 11/01/2031, valued at $4,320,536); expected proceeds $4,053,418 4.04%, 7/24/2026 (c)	4,000,000	4,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/06/2026 (collateralized by various Corporate Bonds, 4.625% – 6.350% due 01/05/2034 – 11/15/2041, valued at $4,200,897); expected proceeds $4,051,527 3.93%, 7/2/2026 (c)	4,000,000	4,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/20/2026 (collateralized by various Corporate Bonds, 2.500% – 3.750% due 06/15/2026 – 12/15/2029, valued at $3,450,859); expected proceeds $3,039,171 3.95%, 7/17/2026 (c)	$3,000,000	$3,000,000
		19,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $227,033,534)		227,036,481
TOTAL INVESTMENTS — 98.5% (Cost $227,033,534)		227,036,481
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		3,525,897
NET ASSETS — 100.0%		$230,562,378
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.0% of net assets as of March 31, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $19,500,000 or 8.5% of net assets as of March 31, 2026.
Abbreviations:
SOFR	Secured Overnight Financing Rate
PLC	Public Limited Company
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$227,036,481	$—	$227,036,481
TOTAL INVESTMENTS	$—	$227,036,481	$—	$227,036,481
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Schedule of Investments
March 31, 2026 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
March 31, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.7%
ASSET BACKED COMMERCIAL PAPER — 10.2%
Anglesea Funding LLC 3.70%, 4/1/2026 (a)	$100,000,000	$99,989,750
Anglesea Funding LLC 3.70%, 4/7/2026 (a)	50,000,000	49,964,030
Barclays Bank PLC 3.95%, 5/7/2026 (a)	100,000,000	99,616,040
Chesham Finance Ltd./Chesham Finance LLC 3.70%, 4/1/2026 (a)	80,000,000	79,991,800
Chesham Finance Ltd./Chesham Finance LLC 3.70%, 4/2/2026 (a)	30,000,000	29,993,844
Collateralized Commercial Paper V Co. LLC 4.01%, 8/7/2026	50,000,000	49,986,905
Concord Minutemen Capital Co. LLC 3.73%, 4/2/2026 (a)	80,000,000	79,983,584
Concord Minutemen Capital Co. LLC 3.82%, 7/24/2026 (a)	75,000,000	74,052,847
Endeavour Funding Co. LLC 3.79%, 7/10/2026 (a)	30,000,000	29,670,066
Great Bear Funding LLC 3.70%, 4/7/2026 (a)	49,660,000	49,624,275
Hqla Funding LLC SOFR + 0.45%, 4.08%, 4/24/2026 (a),(b)	120,000,000	120,011,856
Ionic Funding LLC 3.80%, 5/22/2026	61,158,000	60,811,944
Ionic Funding LLC 3.84%, 4/27/2026	150,000,000	149,560,875
La Fayette Asset Securitization LLC SOFR + 0.24%, 3.87%, 7/7/2026 (a),(b)	100,000,000	100,016,720
Mackinac Funding Co. LLC 3.75%, 9/1/2026 (a)	77,400,000	76,104,959
Nieuw Amsterdam Receivables Corp. BV 3.69%, 7/28/2026 (a)	55,000,000	54,291,809
Park Avenue Collateralized Notes Co. LLC SOFR + 0.32%, 3.95%, 10/9/2026 (b)	150,000,000	149,965,413
Verto Capital I Compartment C 3.81%, 8/24/2026 (a)	85,000,000	83,628,465
		1,437,265,182
CERTIFICATES OF DEPOSIT — 26.8%
Bank of America NA 4.34%, 7/8/2026	75,000,000	75,101,708
Bank of Montreal SOFR + 0.30%, 3.93%, 10/13/2026 (b)	85,000,000	85,001,368
Bank of Montreal 3.98%, 5/13/2026	65,000,000	65,011,525
Bank of Montreal SOFR + 0.38%, 4.01%, 2/16/2027 (b)	70,000,000	70,001,597
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Bank of Montreal SOFR + 0.40%, 4.03%, 8/28/2026 (b)	$31,000,000	$31,020,404
Barclays Bank PLC 3.80%, 12/31/2026	21,250,000	21,193,231
Barclays Bank PLC SOFR + 0.37%, 4.00%, 10/8/2026 (b)	85,000,000	85,009,928
Cooperatieve Rabobank UA SOFR + 0.27%, 3.90%, 2/24/2027 (b)	60,000,000	59,967,678
Credit Agricole Corporate & Investment Bank SA 3.80%, 8/31/2026	75,000,000	74,976,210
Credit Industriel et Commercial 3.75%, 10/16/2026	100,000,000	99,889,570
Credit Industriel et Commercial 4.12%, 5/14/2026	50,000,000	50,015,575
Credit Industriel et Commercial 4.35%, 7/9/2026	123,500,000	123,620,857
Goldman Sachs Bank USA 3.82%, 7/29/2026	75,000,000	74,971,545
Goldman Sachs Bank USA SOFR + 0.27%, 3.90%, 6/16/2026 (b)	100,000,000	100,028,160
Landesbank Baden-Wuerttemberg 3.65%, 4/1/2026	100,000,000	99,999,890
Landesbank Baden-Wuerttemberg 3.65%, 4/7/2026	125,000,000	125,000,000
Landesbank Baden-Wuerttemberg 3.68%, 4/2/2026	100,000,000	99,999,970
Lloyds Bank Corporate Markets PLC 3.95%, 8/7/2026	50,000,000	49,999,920
Mitsubishi UFJ Trust & Banking Corp. SOFR + 0.23%, 3.86%, 7/27/2026 (b)	140,000,000	140,025,200
Mizuho Bank Ltd. 3.79%, 5/12/2026	100,000,000	100,006,220
Mizuho Bank Ltd. 3.80%, 8/3/2026	100,000,000	99,954,970
Mizuho Bank Ltd. 3.92%, 6/10/2026	40,000,000	40,004,900
Mizuho Bank Ltd. 3.95%, 6/3/2026	50,000,000	50,010,810
MUFG Bank Ltd. SOFR + 0.25%, 3.88%, 7/21/2026 (b)	90,000,000	90,014,535
Natixis SA 3.80%, 10/9/2026	150,000,000	149,837,595
Nordea Bank Abp 3.81%, 7/20/2026	60,000,000	59,978,478
Nordea Bank Abp SOFR + 0.27%, 3.90%, 4/10/2026 (b)	100,000,000	100,005,320
Nordea Bank Abp SOFR + 0.27%, 3.90%, 8/12/2026 (b)	100,000,000	100,026,260
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Nordea Bank Abp SOFR + 0.35%, 3.98%, 1/4/2027 (b)	$100,000,000	$100,009,750
Norinchukin Bank 3.68%, 4/1/2026	99,650,000	99,649,910
Norinchukin Bank 3.80%, 5/14/2026	147,000,000	146,996,942
Oversea-Chinese Banking Corp. Ltd. 3.75%, 5/6/2026	100,000,000	99,993,730
Royal Bank of Canada SOFR + 0.30%, 3.93%, 1/22/2027 (b)	100,000,000	99,935,200
Royal Bank of Canada SOFR + 0.32%, 3.95%, 10/7/2026 (b)	125,000,000	124,990,475
Sumitomo Mitsui Banking Corp. SOFR + 0.20%, 3.83%, 8/31/2026 (b)	100,000,000	99,972,030
Sumitomo Mitsui Banking Corp. SOFR + 0.23%, 3.86%, 7/27/2026 (b)	150,000,000	150,022,635
Svenska Handelsbanken AB SOFR + 0.31%, 3.94%, 5/15/2026 (b)	33,750,000	33,758,735
Svenska Handelsbanken AB SOFR + 0.32%, 3.95%, 7/23/2026 (b)	55,000,000	55,030,047
Toronto-Dominion Bank 3.93%, 8/7/2026	50,000,000	49,995,410
Toronto-Dominion Bank SOFR + 0.36%, 3.99%, 12/10/2026 (b)	125,000,000	124,998,300
Wells Fargo Bank NA 3.75%, 12/3/2026	39,000,000	38,932,390
Wells Fargo Bank NA SOFR + 0.30%, 3.93%, 3/18/2027 (b)	125,000,000	124,969,487
Wells Fargo Bank NA SOFR + 0.31%, 3.94%, 6/3/2026 (b)	81,000,000	81,033,485
Westpac Banking Corp. SOFR + 0.27%, 3.90%, 2/5/2027 (b)	33,000,000	32,975,639
		3,783,937,589
FINANCIAL COMPANY COMMERCIAL PAPER — 17.8%
Australia & New Zealand Banking Group Ltd. 3.81%, 6/17/2026 (a)	50,000,000	49,587,900
Australia & New Zealand Banking Group Ltd. SOFR + 0.27%, 3.90%, 4/20/2026 (a),(b)	152,000,000	152,015,641
Barclays Bank U.K. PLC 3.68%, 4/2/2026 (a)	60,000,000	59,987,574
BNG Bank NV 3.67%, 5/28/2026 (a)	75,000,000	74,546,715
Commonwealth Bank of Australia SOFR + 0.27%, 3.90%, 2/12/2027 (a),(b)	100,000,000	99,916,960
Commonwealth Bank of Australia SOFR + 0.31%, 3.94%, 5/11/2026 (a),(b)	33,750,000	33,758,147
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
DNB Bank ASA 3.65%, 10/9/2026 (a)	$150,000,000	$146,919,555
HSBC Bank PLC SOFR + 0.32%, 3.95%, 1/27/2027 (a),(b)	145,000,000	144,998,303
HSBC Bank PLC SOFR + 0.34%, 3.97%, 10/14/2026 (a),(b)	105,000,000	105,022,354
HSBC Bank PLC SOFR + 0.35%, 3.98%, 8/4/2026 (a),(b)	45,000,000	45,020,520
HSBC Bank PLC SOFR + 0.35%, 3.98%, 8/11/2026 (a),(b)	75,000,000	75,033,435
ING Bank NV SOFR + 0.19%, 3.82%, 8/24/2026 (b)	100,000,000	99,966,440
ING U.S. Funding LLC SOFR + 0.28%, 3.91%, 4/28/2026 (a),(b)	75,000,000	75,011,108
Landesbank Baden-Wuerttemberg 3.63%, 4/1/2026	250,000,000	249,974,400
Lloyds Bank PLC 3.70%, 10/26/2026 (a)	98,500,000	96,252,466
Lloyds Bank PLC 3.73%, 6/15/2026	83,675,000	82,998,203
Lloyds Bank PLC 3.84%, 4/21/2026	65,000,000	64,858,326
Macquarie Bank Ltd. 4.25%, 4/27/2026 (a)	85,000,000	84,760,801
National Bank of Canada 4.08%, 4/29/2026 (a)	100,000,000	99,697,320
Nordea Bank Abp SOFR + 0.27%, 3.90%, 2/4/2027 (a),(b)	33,000,000	32,981,457
Royal Bank of Canada 3.83%, 6/3/2026	50,000,000	49,658,725
Skandinaviska Enskilda Banken AB SOFR + 0.25%, 3.88%, 6/11/2026 (a),(b)	100,000,000	100,025,790
Skandinaviska Enskilda Banken AB SOFR + 0.27%, 3.90%, 4/22/2026 (a),(b)	64,000,000	64,006,330
Skandinaviska Enskilda Banken AB SOFR + 0.35%, 3.98%, 5/8/2026 (a),(b)	33,750,000	33,758,286
Svenska Handelsbanken AB 3.65%, 12/15/2026 (a)	75,000,000	72,899,280
Svenska Handelsbanken AB 3.66%, 10/14/2026 (a)	100,000,000	97,894,730
Svenska Handelsbanken AB 3.82%, 7/2/2026 (a)	50,000,000	49,501,650
Toyota Motor Credit Corp. 3.70%, 10/19/2026	25,000,000	24,455,038
UBS AG SOFR + 0.32%, 3.95%, 8/6/2026 (a),(b)	46,500,000	46,501,923
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Westpac Banking Corp. SOFR + 0.27%, 3.90%, 1/28/2027 (a),(b)	$100,000,000	$99,932,110
		2,511,941,487
OTHER NOTES — 22.8%
ABN AMRO Bank NV 3.64%, 4/1/2026	200,000,000	200,000,000
ABN AMRO Bank NV 3.65%, 4/1/2026	100,000,000	100,000,000
ABN AMRO Bank NV 3.65%, 4/2/2026	100,000,000	100,000,000
Abu Dhabi Islamic Bank PJSC 3.62%, 4/1/2026	249,223,000	249,223,000
Banco Santander Central Hispano SA 3.65%, 4/1/2026	100,000,000	100,000,000
Bank of America NA 3.82%, 1/20/2027	120,000,000	119,839,004
Canadian Imperial Bank of Commerce 3.63%, 4/1/2026	250,000,000	250,000,000
Cooperatieve Rabobank UA 3.62%, 4/1/2026	100,000,000	100,000,000
ING Bank NV 3.67%, 4/1/2026	100,000,000	100,000,000
ING Bank NV 3.67%, 4/7/2026	150,000,000	150,000,000
ING Bank NV 3.68%, 4/2/2026	100,000,000	100,000,000
KBC Bank NV 3.63%, 4/1/2026	500,000,000	500,000,000
Mizuho Bank Ltd. 3.64%, 4/1/2026	255,000,000	255,000,000
National Bank of Canada 3.67%, 4/1/2026	50,000,000	50,000,000
National Bank of Canada 3.67%, 4/2/2026	50,000,000	50,000,000
NRW Bank 3.65%, 4/1/2026	100,000,000	100,000,000
Royal Bank of Canada 3.70%, 4/1/2026	250,000,000	250,000,000
Svenska Handelsbanken AB 3.62%, 4/1/2026	200,000,000	200,000,000
Toronto-Dominion Bank 3.67%, 4/2/2026	100,000,000	100,000,000
Toyota Motor Credit Corp. SOFR + 0.30%, 3.93%, 2/12/2027 (b)	50,000,000	49,952,295
Toyota Motor Credit Corp. SOFR + 0.33%, 3.96%, 8/18/2026 (b)	83,000,000	83,010,456
		3,207,024,755
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 1.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by U.S. Government Obligations, 0.000% – 4.553% due 05/20/2030 – 03/20/2073, valued at $53,528,822); expected proceeds $50,005,097 3.67%, 4/1/2026	$50,000,000	$50,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by U.S. Government Obligations, 0.000% – 6.000% due 10/01/2030 – 02/20/2074, valued at $102,999,997); expected proceeds $100,010,194 3.67%, 4/1/2026	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by U.S. Government Obligations, 2.000% – 6.000% due 02/01/2038 – 02/01/2056, valued at $15,300,000); expected proceeds $15,001,529 3.67%, 4/1/2026	15,000,000	15,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by U.S. Government Obligations, 3.000% – 7.000% due 04/20/2034 – 11/20/2065, valued at $51,000,000); expected proceeds $50,005,083 3.66%, 4/1/2026	50,000,000	50,000,000
		215,000,000
TREASURY REPURCHASE AGREEMENTS — 10.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2033 – 08/15/2049, U.S. Treasury Notes, 3.875% – 4.375% due 03/31/2028 – 05/15/2034, a U.S. Treasury Bond, 4.750% due 11/15/2053 and a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, valued at $153,000,001); expected proceeds $150,015,250 3.66%, 4/1/2026	150,000,000	150,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2045 – 05/15/2053 and U.S. Treasury Notes, 2.875% – 4.500% due 08/15/2028 – 12/31/2031, valued at $102,000,087); expected proceeds $100,010,167 3.66%, 4/1/2026	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by a U.S. Treasury Note, 3.625% due 03/31/2028, valued at $1,157,700,040); expected proceeds $1,135,115,392 3.66%, 4/1/2026	1,135,000,000	1,135,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by U.S. Treasury Notes, 2.375% – 3.843% due 10/31/2027 – 03/31/2029, a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2030 and a U.S. Treasury Bond, 2.750% due 08/15/2047, valued at $91,800,000); expected proceeds $90,009,150 3.66%, 4/1/2026	90,000,000	90,000,000
		1,475,000,000
OTHER REPURCHASE AGREEMENTS — 9.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/06/2026 (collateralized by various Common Stocks and a Corporate Bond, 3.875% due 04/29/2026, valued at $43,186,563); expected proceeds $40,536,244 4.09%, 7/2/2026 (c)	40,000,000	40,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/20/2026 (collateralized by various Common Stocks, valued at $54,000,002); expected proceeds $50,667,722 4.04%, 7/17/2026 (c)	$50,000,000	$50,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/10/2025 (collateralized by various Common Stocks and various Corporate Bonds, 4.000% – 9.500% due 01/15/2027 – 01/01/2099, valued at $112,470,643); expected proceeds $104,074,250 3.79%, 4/1/2026	100,000,000	100,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/06/2026 (collateralized by various Corporate Bonds, 0.800% – 8.450% due 05/10/2026 – 08/01/2119 and U.S. Government Obligations, 0.265% – 6.500% due 08/25/2026 – 03/01/2056, valued at $45,242,019); expected proceeds $43,278,067 3.88%, 5/5/2026 (c)	43,000,000	43,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by various Corporate Bonds, 0.600% – 7.550% due 04/08/2026 – 01/01/2099 and U.S. Government Obligations, 0.154% – 3.542% due 05/25/2026 – 02/25/2040, valued at $116,277,119); expected proceeds $110,011,336 3.71%, 4/1/2026	110,000,000	110,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/06/2026 (collateralized by various Corporate Bonds, 0.000% – 2.750% due 12/15/2026 – 02/15/2031 and a Common Stock, valued at $55,000,888); expected proceeds $50,498,750 3.99%, 6/4/2026 (c)	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/27/2026 (collateralized by various Corporate Bonds, 0.000% – 7.000% due 09/15/2028 – 11/01/2031, valued at $55,000,047); expected proceeds $50,667,722 4.04%, 7/24/2026 (c)	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/06/2026 (collateralized by various Commercial Papers, 0.000% due 04/01/2026 and various Corporate Bonds, 1.950% – 7.125% due 12/22/2027 – 01/16/2064, valued at $52,500,001); expected proceeds $50,645,722 3.94%, 7/2/2026 (c)	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/20/2026 (collateralized by various Corporate Bonds, 0.000% – 3.750% due 01/15/2027 – 04/15/2031, valued at $40,250,154); expected proceeds $35,470,876 4.07%, 7/17/2026 (c)	35,000,000	35,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/20/2026 (collateralized by various Corporate Bonds, 0.000% – 4.750% due 12/15/2026 – 06/01/2033, valued at $95,450,003); expected proceeds $84,083,726 3.95%, 7/17/2026 (c)	83,000,000	83,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/27/2026 (collateralized by various Corporate Bonds, 0.000% – 4.750% due 09/01/2028 – 09/15/2032, valued at $120,750,552); expected proceeds $106,402,217 4.04%, 7/24/2026 (c)	105,000,000	105,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by various Common Stocks, valued at $74,520,364); expected proceeds $69,315,560 3.92%, 5/12/2026 (c)	$69,000,000	$69,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by various Corporate Bonds, 3.000% – 14.000% due 05/15/2026 – 01/01/2099, valued at $217,892,825); expected proceeds $191,138,157 3.72%, 4/7/2026	191,000,000	191,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by various Corporate Bonds, 3.000% – 9.750% due 10/01/2026 – 01/01/2099, valued at $177,100,112); expected proceeds $154,015,828 3.70%, 4/1/2026	154,000,000	154,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 03/31/2026 (collateralized by various Corporate Bonds, 3.250% – 6.750% due 07/31/2026 – 01/21/2044, valued at $175,766,990); expected proceeds $155,016,103 3.74%, 4/1/2026	155,000,000	155,000,000
		1,285,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,916,594,237)		13,915,169,013
TOTAL INVESTMENTS — 98.7% (Cost $13,916,594,237)		13,915,169,013
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		184,561,223
NET ASSETS — 100.0%		$14,099,730,236
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.0% of net assets as of March 31, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $575,000,000 or 4.1% of net assets as of March 31, 2026.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$13,915,169,013	$—	$13,915,169,013
TOTAL INVESTMENTS	$—	$13,915,169,013	$—	$13,915,169,013
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Schedule of Investments
March 31, 2026 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.